LEASES - Rollforward of right of use assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Beginning balance	$ 1,692,116	$ 1,572,446
Acquisition	141,188	149,228
Additions	24,306	180,880
Expenses depreciation	(211,910)	(177,709)
Disposal	(56,565)	(30,125)
Revaluation	30,436	(8,337)
Effect of changes in foreign exchange rate	41,444	5,733
Ending balance	1,661,015	1,692,116
Buildings
LEASES
Expenses depreciation	(183,452)	(155,246)
Furniture and fixtures
LEASES
Expenses depreciation	(991)	(985)
Technological equipment
LEASES
Expenses depreciation	(17,338)	(16,833)
Vehicles
LEASES
Expenses depreciation	(10,129)	(4,645)
Gross carrying amount
LEASES
Beginning balance	1,848,127	1,572,446
Acquisition	142,955	149,228
Additions	24,306	181,617
Disposal	(114,443)	(52,382)
Revaluation	30,472	(8,337)
Effect of changes in foreign exchange rate	41,803	5,555
Ending balance	1,973,220	1,848,127
Gross carrying amount | Buildings
LEASES
Beginning balance	1,754,066	1,487,175
Acquisition	70,028	125,882
Additions	24,306	179,045
Disposal	(78,748)	(40,432)
Revaluation	36,693	(3,029)
Effect of changes in foreign exchange rate	39,625	5,425
Ending balance	1,845,970	1,754,066
Gross carrying amount | Furniture and fixtures
LEASES
Beginning balance	3,842	579
Acquisition		3,781
Disposal	(463)	(153)
Revaluation	5	(362)
Effect of changes in foreign exchange rate	82	(3)
Ending balance	3,466	3,842
Gross carrying amount | Technological equipment
LEASES
Beginning balance	57,116	49,736
Acquisition	31,492	11,210
Disposal	(21,567)	(305)
Revaluation	(3,278)	(3,663)
Effect of changes in foreign exchange rate	1,918	138
Ending balance	65,681	57,116
Gross carrying amount | Vehicles
LEASES
Beginning balance	33,103	34,956
Acquisition	41,435	8,355
Additions		2,572
Disposal	(13,665)	(11,492)
Revaluation	(2,948)	(1,283)
Effect of changes in foreign exchange rate	178	(5)
Ending balance	58,103	33,103
Accumulated depreciation
LEASES
Beginning balance	(156,011)
Acquisition	(1,767)
Additions		(737)
Expenses depreciation	(211,910)	(177,709)
Disposal	57,878	22,257
Revaluation	(36)
Effect of changes in foreign exchange rate	(359)	178
Ending balance	(312,205)	(156,011)
Accumulated depreciation | Buildings
LEASES
Beginning balance	(134,306)
Expenses depreciation	(183,452)	(155,246)
Disposal	40,107	20,769
Effect of changes in foreign exchange rate	(357)	171
Ending balance	(278,008)	(134,306)
Accumulated depreciation | Furniture and fixtures
LEASES
Beginning balance	(906)
Expenses depreciation	(991)	(985)
Disposal	211	78
Effect of changes in foreign exchange rate	12	1
Ending balance	(1,674)	(906)
Accumulated depreciation | Technological equipment
LEASES
Beginning balance	(16,795)
Expenses depreciation	(17,338)	(16,833)
Disposal	15,794	34
Effect of changes in foreign exchange rate	57	4
Ending balance	(18,282)	(16,795)
Accumulated depreciation | Vehicles
LEASES
Beginning balance	(4,004)
Acquisition	(1,767)
Additions		(737)
Expenses depreciation	(10,129)	(4,645)
Disposal	1,766	1,376
Revaluation	(36)
Effect of changes in foreign exchange rate	(71)	2
Ending balance	$ (14,241)	$ (4,004)